Financial Instruments and Risk Management (Available for Sale Financial Assets) (Details) $ in Millions	Dec. 31, 2017 USD ($)
AuRico Metals [Member]
Investment [Line Items]
Financial assets available-for-sale	$ 21.8
Corex Gold Corp [Member]
Investment [Line Items]
Financial assets available-for-sale	3.5
Monarques Gold Corp [Member]
Investment [Line Items]
Financial assets available-for-sale	9.4
Other Investments [Member]
Investment [Line Items]
Financial assets available-for-sale	$ 1.1